Expense Example, No Redemption {- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-13 - Fidelity Advisor® Limited Term Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Limited Term Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 349
3 Years	508
5 Years	680
10 Years	1,180
Fidelity Advisor Limited Term Bond Fund: Class M
Expense Example, No Redemption:
1 Year	349
3 Years	508
5 Years	680
10 Years	1,180
Fidelity Advisor Limited Term Bond Fund: Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,613
Fidelity Advisor Limited Term Bond Fund: Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Limited Term Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500